Cover	Sep. 03, 2021
Cover [Abstract]
Entity Registrant Name	Super League Gaming, Inc
Entity Central Index Key	0001621672
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	true
Document Period End Date	Sep. 03, 2021
Entity Ex Transition Period	false
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Incorporation State Country Code	DE
Entity File Number	001-38819
Entity Tax Identification Number	47-1990734
Entity Address Address Line 1	2912 Colorado Avenue
Entity Address Address Line 2	Suite #203
Entity Address City Or Town	Santa Monica
Entity Address State Or Province	CA
Entity Address Postal Zip Code	90404
City Area Code	802
Local Phone Number	294-2754
Security 12b Title	Common Stock
Trading Symbol	SLGG
Security Exchange Name	NASDAQ